Derivative Instruments	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
6.	DERIVATIVE INSTRUMENTS

The Partnership’s investment in the Master Fund is subject to the market and credit risk of financial instruments which include exchange-traded futures contracts and over-the-counter forward currency contracts. The Partnership bears the risk of loss only to the extent of the fair value of its investment in the Master Fund.

Millburn Ridgefield Corporation, as the General Partner of the Funds, has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The limited partners bear the risk of loss only to the extent of the fair value of their respective investments.

Millburn Multi-Markets Trading L.P. [Member]
DERIVATIVE INSTRUMENTS
7.	DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnership’s unrealized gains, less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk, concentration risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnership’s satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Since the mid-1990s, the world has seen a number of outbreaks of new viral illnesses of varying severity, including avian flus, Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the novel Coronavirus known as SARS–CoV-2. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector, including the General Partner, to mitigate the spread of any such illness, including travel restrictions and outright bans, mandatory business closures, quarantines, and work-from-home arrangements, may lead to, or may be expected to lead to, wide spread economic damage, resulting in severe disruptions in the markets in which the Partnership trades and, potentially, adversely affecting the Partnership’s profit potential; and the spread of any such illness within the offices of the General Partner, the Partnership’s service providers, and/or the exchanges and other components of market infrastructure could severely impair the operational capabilities of the General Partner, the Partnership’s service providers or various markets themselves resulting in harm to the Partnership’s business and its operating results.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnership’s risk of loss due to counterparty nonperformance. The Partnership’s exposure to credit risk associated with counterparty nonperformance of these forward currency contracts is limited to the unrealized gains inherent in such contracts which are recognized in the Statements of Financial Condition plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $47,021,416 and $55,480,494 at December 31, 2020 and 2019, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will in fact succeed in doing so. The General Partner’s market risk control procedures include diversification of the Partnership’s portfolio and continuously monitoring the portfolio’s open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership’s assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnership’s trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), Goldman Sachs & Co., and BofA Securities, Inc. (formerly Merrill Lynch Pierce, Fenner & Smith Inc), collectively the “Futures Clearing Brokers”. The Partnership ceased clearing trades through SG Americas Securities, LLC. during November 2020. For all forward currency transactions, the Partnership utilizes two prime brokers, Deutsche Bank AG, and Bank of America, N.A.

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnership’s functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars. Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2020 and 2019, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	As of December 31,
	2020		2019
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$114,388	0.57%	$113,405	(29.23)%
Brazilian real	15,123	0.08	20	(0.01)
British pound	575,236	2.87	(137,801)	35.52
Canadian dollar	266,411	1.33	182,285	(46.99)
Euro	353,192	1.76	1,775,867	(457.77)
Hong Kong dollar	1,924,362	9.59	162,175	(41.80)
Japanese yen	(11,111)	(0.06)	(885,850)	228.35
Korean won	-	-	765,900	(197.43)
Malaysian ringgit	(3,157)	(0.02)	(29,911)	7.71
Norwegian krone	172,312	0.86	(423,000)	109.04
Polish zloty	35,226	0.18	264,515	(68.18)
Singapore dollar	14,315	0.07	2,740	(0.71)
South African rand	(3,522)	(0.02)	87,305	(22.50)
Swedish krona	(228,598)	(1.14)	112,125	(28.90)
Taiwan dollar	23,145	0.12	(4,145)	1.07
Thai baht	(5,437)	(0.03)	(3,188)	0.82
U.S. dollar	16,816,348	83.84	(2,370,383)	611.01

Total	$20,058,233	100.00%	$(387,941)	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnership’s market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnership’s open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals, and stock indices. The following were the primary trading risk exposures of the Partnership at December 31, 2020 and 2019, by market sector:

Agricultural (grains, livestock and softs) — The Partnership’s primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies — Exchange rate risk is a principal market exposure of the Partnership. The Partnership’s currency exposure is to exchange rate fluctuations that disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates — e.g., positions between two currencies other than the U.S. dollar.

Energies — The Partnership’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates — Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnership’s profitability. The Partnership’s primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S., and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other countries. The General Partner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals — The Partnership’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices — The Partnership’s equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts are first netted by the broker as discussed in Note 2. Futures and forward currency contracts in a net asset or liability position are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts” or “Net unrealized depreciation on open futures and forward currency contracts,” respectively. The Partnership’s policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging Topic of the Codification. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnership’s trading gains and losses in the Statements of Operations.

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2020 and 2019. Fair value, below, is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$951,320	$(131,565)	$854,540	$(263,050)	$1,411,245
Grains	3,318,296	(300)	-	(347,625)	2,970,371
Interest rates	2,550,872	(463,081)	-	(25,918)	2,061,873
Livestock	-	-	1,910	(14,670)	(12,760)
Metals	7,202,141	(949,128)	737,287	(1,874,641)	5,115,659
Softs	346,947	(952)	2,090	(117,760)	230,325
Stock indices	5,173,445	(605,768)	795,375	(22,290)	5,340,762
Total futures contracts	19,543,021	(2,150,794)	2,391,202	(2,665,954)	17,117,475

Forward currency contracts	14,163,798	(2,977,096)	3,203,228	(11,449,172)	2,940,758

Total futures and forward currency contracts	$33,706,819	$(5,127,890)	$5,594,430	$(14,115,126)	$20,058,233

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$1,656,534	$(615,478)	$454,900	$(7,740)	$1,488,216
Grains	108,438	(11,390)	27,625	(1,081,050)	(956,377)
Interest rates	100,513	(362,761)	2,831,719	(581,401)	1,988,070
Livestock	220	(780)	-	-	(560)
Metals	3,111,912	(1,261,081)	1,384,686	(1,816,881)	1,418,636
Softs	85,545	(7,010)	51,203	(141,409)	(11,671)
Stock indices	1,842,192	(1,507,335)	1,346,994	(177,677)	1,504,174
Total futures contracts	6,905,354	(3,765,835)	6,097,127	(3,806,158)	5,430,488

Forward currency contracts	16,640,916	(2,649,519)	2,433,081	(22,242,907)	(5,818,429)

Total futures and forward currency contracts	$23,546,270	$(6,415,354)	$8,530,208	$(26,049,065)	$(387,941)

The effect of trading futures and forward currency contracts is presented on the Statements of Operations for the years ended December 31, 2020 and 2019 as “Net realized gains on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2020 and 2019

Sector	2020	2019

Futures contracts:
Energies	$19,671,270	$(18,872,478)
Grains	6,792,979	5,709,589
Interest rates	(31,940,798)	38,105,109
Livestock	1,908,210	(130,000)
Metals	3,326,401	(689,005)
Softs	(2,098,002)	(2,319,947)
Stock indices	(120,979,734)	50,352,316

Total futures contracts	(123,319,674)	72,155,584

Forward currency contracts	29,418,953	(14,880,282)

Total futures and forward currency contracts	$(93,900,721)	$57,275,302

For the years ended December 31, 2020 and 2019, the monthly average number of future contracts bought and sold and the monthly average notional value of forward currency contracts traded are detailed below:

	2020	2019

Average bought	103,440	87,028
Average sold	100,852	88,251
Average notional	$7,540,000,000	$9,596,000,000

The Customer Agreement between the Partnership, the Futures Clearing Brokers and the FX Prime Brokers gives the Partnership the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Partnership netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met.

The following tables summarize the valuation of the Partnership’s investments as of December 31, 2020 and 2019.

Offsetting of derivative assets and liabilities at December 31, 2020

			Net amounts of
		Gross amounts offset in the	assets presented in the
	Gross amounts of	Statement of	Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$7,424,604	$(845,191)	$6,579,413
Counterparty J	2,079,575	(195,917)	1,883,658
Counterparty L	12,430,044	(3,775,640)	8,654,404
Total futures contracts	21,934,223	(4,816,748)	17,117,475

Forward currency contracts
Counterparty G	8,394,326	(5,328,316)	3,066,010

Total assets	$30,328,549	$(10,145,064)	$20,183,485

			Net amounts of
		Gross amounts offset in the	liabilities presented in the
	Gross amounts of	Statement of	Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty K	$9,097,952	$(8,972,700)	$125,252

Total liabilities	$9,097,952	$(8,972,700)	$125,252

(Continued)

	Net amounts of
	Assets presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$6,579,413	$-	$(6,579,413)	$-
Counterparty J	1,883,658	-	(1,883,658)	-
Counterparty L	8,654,404	-	(8,654,404)	-
Counterparty G	3,066,010	-	-	3,066,010
Total	$20,183,485	$-	$(17,117,475)	$3,066,010

	Net amounts of
	Liabilities presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty K	$125,252	-	$(125,252)	-
Total	$125,252	$-	$(125,252)	-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
(4)	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2020.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2019

			Net amounts of
		Gross amounts offset in the	assets presented in the
	Gross amounts of	Statement of	Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,717,018	$(1,875,962)	$1,841,056
Counterparty I	8,233,113	(4,958,504)	3,274,609
Counterparty J	1,052,350	(737,527)	314,823

Total assets	$13,002,481	$(7,571,993)	$5,430,488

			Net amounts of
		Gross amounts offset in the	liabilities presented in the
	Gross amounts of	Statement of	Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty G	$13,703,550	$(9,104,039)	$4,599,511
Counterparty K	11,188,876	(9,969,958)	1,218,918

Total liabilities	$24,892,426	$(19,073,997)	$5,818,429

(Continued)

	Net amounts of
	Assets presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,841,056	$-	$(1,841,056)	$-
Counterparty I	3,274,609	-	(3,274,609)	-
Counterparty J	314,823	-	(314,823)	-
Total	$5,430,488	$-	$(5,430,488)	$-

	Net amounts of
	Liabilities presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty G	$4,599,511	$-	$(4,599,511)	$-
Counterparty K	1,218,918	-	(1,218,918)	-
Total	$5,818,429	$-	$(5,818,429)	$-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019.

(Concluded)